Inventories (Tables)	12 Months Ended
Sep. 30, 2024
Inventories [Abstract]
Schedule of Inventories
	As at September 30,
	2024	2023
	$	$
Raw materials	164,159	942,860
Finished goods	303,185	304,086
	467,344	1,246,946